Taxes (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($)
Taxes [Line Items]
Assessable profits		$ 2,000,000
Income tax rate, percentage	25.00%	25.00%
Total tax exemption	$ 9,376		$ 14,627
U.S. federal corporate income tax rate, percentage	21.00%	21.00%
Tax rates and tax exemption amount	$ 22,351		$ 57,717
Effect of favorable tax rate | $ / shares	$ 0.02		$ 15.79
Cumulative NOL				$ 17,010,211
Additional NOL	$ 560,447
Remaining balance carried forward	$ 2,882,465
Tax Jurisdiction of Domicile [Extensible Enumeration]	Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount
Xinjiang United Family [Member]
Taxes [Line Items]
Favorable tax rate, percentage	25.00%	25.00%	25.00%
Hong Kong [Member]
Taxes [Line Items]
Percentage of subject to profit taxes rate	8.25%	8.25%
Assessable profits		$ 2,000,000
Assessable profit, percentage	16.50%	16.50%
PRC [Member]
Taxes [Line Items]
Income tax rate, percentage	25.00%	25.00%
United States [Member]
Taxes [Line Items]
Remaining balance carried forward	$ 17,570,658
Percentage of valuation allowance for deferred tax assets	100.00%	100.00%		100.00%